Financial Instruments - Summary of Details of Assets and Liabilities Considered under Level 3 Classification (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	₨ 760,640
Ending balance	833,171	$ 12,045	₨ 760,640
Beginning balance	(275,294)
Ending balance	(262,418)	$ (3,793)	(275,294)
Level 3 [member] | Investments in equity instruments [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	5,685		5,303
Additions	2,869		1,851
Payouts			0
Transferred to Investments accounted for using the equity method	(647)		(357)
Disposal	(1,341)
Gain/loss recognized in foreign currency translation reserve	203		53
Gain/loss recognized in other comprehensive income	(101)		(1,165)
Finance expense recognized in consolidated statement of income			0
Ending balance	6,668		5,685
Level 3 [member] | Derivative Assets - Others [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance			426
Payouts			0
Gain/loss recognized in consolidated statement of income			(426)
Finance expense recognized in consolidated statement of income			0
Level 3 [member] | Contingent consideration [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance			(339)
Additions	0		0
Disposal			164
Transferred to Investments accounted for using the equity method	0		0
Gain/loss recognized in consolidated statement of income			167
Gain/loss recognized in foreign currency translation reserve			(32)
Gain/loss recognized in other comprehensive income	₨ 0		0
Finance expense recognized in consolidated statement of income			₨ 40